UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 88.6%
Industrial - 58.5%
Basic - 4.0%
Alpek SAB de CV
4.50%, 11/20/22 (a)	$200	$200,000
Anglo American Capital PLC
4.875%, 5/14/25 (a)	200	203,860
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	201,500
Dow Chemical Co. (The)
4.375%, 11/15/42	140	128,029
4.55%, 11/30/25 (a)	227	235,174
DowDuPont, Inc.
4.493%, 11/15/25	295	309,620
Eastman Chemical Co.
3.80%, 3/15/25	61	60,480
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	80	82,393
Glencore Funding LLC
4.125%, 5/30/23 (a)	125	126,073
4.625%, 4/29/24 (a)	175	178,818
International Paper Co.
3.00%, 2/15/27	100	93,883
LYB International Finance BV
4.00%, 7/15/23	228	230,510
LyondellBasell Industries NV
4.625%, 2/26/55	102	89,457
Mexichem SAB de CV
4.00%, 10/04/27 (a)	200	185,935
Mosaic Co. (The)
4.25%, 11/15/23	221	227,360
Newmont Mining Corp.
5.875%, 4/01/35	374	415,929
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	317	390,259
Sherwin-Williams Co. (The)
3.125%, 6/01/24	62	60,239
Vale Overseas Ltd.
6.25%, 8/10/26	90	95,963
Yamana Gold, Inc.
4.95%, 7/15/24	91	90,236

		3,605,718

Capital Goods - 2.8%
Boeing Co. (The) 6.125%, 2/15/33	55	69,657
Deere & Co. 3.90%, 6/09/42	637	637,127
General Electric Co.
4.50%, 3/11/44	185	159,607
Series D
5.00%, 1/21/21 (b)	48	41,970
Johnson Controls International PLC 4.50%, 2/15/47	142	129,757
Masco Corp. 4.45%, 4/01/25	698	704,407

	Principal Amount (000)	U.S. $ Value
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	$130	$129,217
United Technologies Corp.
2.80%, 5/04/24	198	192,193
3.95%, 8/16/25	214	219,303
Wabtec Corp. 4.15%, 3/15/24	233	226,574

		2,509,812

Communications - Media - 8.1%
21st Century Fox America, Inc.
4.00%, 10/01/23	40	41,479
5.40%, 10/01/43	180	211,284
6.40%, 12/15/35	210	265,751
8.875%, 4/26/23	125	150,589
CBS Corp.
3.375%, 2/15/28	60	55,775
3.50%, 1/15/25	110	106,983
3.70%, 6/01/28	90	85,482
4.00%, 1/15/26	175	173,840
5.50%, 5/15/33	65	68,928
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	400	411,484
5.05%, 3/30/29	171	174,868
Comcast Corp.
2.85%, 1/15/23	470	466,428
3.15%, 2/15/28	184	176,817
3.375%, 2/15/25	96	96,402
3.40%, 7/15/46	115	98,428
3.90%, 3/01/38	215	204,205
3.969%, 11/01/47	135	125,892
4.60%, 10/15/38	85	87,929
4.70%, 10/15/48	85	88,607
4.75%, 3/01/44	140	145,860
Discovery Communications LLC
3.95%, 3/20/28	113	107,464
Fox Corp.
4.709%, 1/25/29 (a)	129	134,601
5.476%, 1/25/39 (a)	86	90,422
Grupo Televisa SAB
6.625%, 3/18/25	100	111,786
Interpublic Group of Cos., Inc. (The)
3.75%, 10/01/21	111	112,157
4.20%, 4/15/24	775	785,106
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	359	348,668
3.65%, 11/01/24	95	93,798
Time Warner Cable LLC
4.50%, 9/15/42	65	54,593
5.875%, 11/15/40	30	29,647
6.55%, 5/01/37	24	25,587
Viacom, Inc.
4.25% VIA, 9/01/23	522	529,412
Walt Disney Co. (The) Series G 4.
125%, 6/01/44	90	91,473

	Principal Amount (000)	U.S. $ Value
Warner Media LLC
2.95%, 7/15/26	$95	$88,433
3.55%, 6/01/24	68	67,742
3.60%, 7/15/25	244	240,745
4.00%, 1/15/22	140	142,661
4.70%, 1/15/21	60	61,775
4.85%, 7/15/45	95	90,965
WPP Finance 2010
3.75%, 9/19/24	862	821,572

		7,265,638

Communications - Telecommunications - 5.8%
AT&T, Inc.
3.40%, 5/15/25	407	397,952
4.125%, 2/17/26	372	375,393
4.45%, 4/01/24	164	170,337
4.75%, 5/15/46	89	83,138
5.15%, 2/15/50	75	72,770
5.45%, 3/01/47	168	171,921
6.55%, 1/15/28	130	149,617
Crown Castle International Corp.
4.45%, 2/15/26	375	383,771
Deutsche Telekom International Finance BV
9.25%, 6/01/32	375	535,005
Rogers Communications, Inc.
4.50%, 3/15/43	421	419,295
SK Telecom Co., Ltd.
3.75%, 4/16/23 (a)	215	215,871
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	210	209,567
Telefonica Emisiones SA
4.665%, 3/06/38	196	182,096
7.045%, 6/20/36	228	270,098
Verizon Communications, Inc.
3.376%, 2/15/25	401	400,158
3.85%, 11/01/42	245	219,963
4.15%, 3/15/24	290	301,693
4.329%, 9/21/28	218	225,429
4.862%, 8/21/46	215	219,554
5.012%, 4/15/49	160	167,670

		5,171,298

Consumer Cyclical - Automotive - 3.3%
Ford Motor Credit Co. LLC
3.096%, 5/04/23	483	436,033
3.20%, 1/15/21	220	215,028
4.14%, 2/15/23	200	189,638
General Motors Co.
5.95%, 4/01/49	95	89,116
General Motors Financial Co., Inc.
3.25%, 1/05/23	921	883,534
3.50%, 11/07/24	599	558,963
4.15%, 6/19/23	116	114,390
4.35%, 4/09/25	120	116,078

	Principal Amount (000)	U.S. $ Value
Hyundai Capital America
2.55%, 4/03/20 (a)	$102	$100,838
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (a)	210	211,413

		2,915,031

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./MD Series AA
4.65%, 12/01/28	170	174,658
Owens Corning
4.40%, 1/30/48	85	64,475
7.00%, 12/01/36	35	38,948

		278,081

Consumer Cyclical - Restaurants - 0.9%
McDonald’s Corp.
4.70%, 12/09/35	585	603,317
Starbucks Corp.
3.80%, 8/15/25	60	60,489
4.50%, 11/15/48	90	87,468

		751,274

Consumer Cyclical - Retailers - 2.3%
Dollar General Corp.
3.25%, 4/15/23	61	60,173
Dollar Tree, Inc.
4.00%, 5/15/25	1,209	1,186,186
Home Depot, Inc. (The)
4.40%, 3/15/45	105	110,125
5.875%, 12/16/36	40	49,016
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	135,961
4.65%, 4/15/42	295	288,292
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	250	250,265

		2,080,018

Consumer Non-Cyclical - 6.8%
AbbVie, Inc.
4.875%, 11/14/48	142	135,864
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/01/46 (a)	385	366,847
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	170	155,890
4.60%, 4/15/48	123	111,862
4.75%, 1/23/29	130	134,974
4.95%, 1/15/42	490	469,454
5.45%, 1/23/39	85	88,879
Ascension Health
3.945%, 11/15/46	275	270,694
Biogen, Inc.
4.05%, 9/15/25	59	60,114
5.20%, 9/15/45	100	108,152

	Principal Amount (000)	U.S. $ Value
Catholic Health Initiatives
4.35%, 11/01/42	$44	$39,949
Celgene Corp.
3.875%, 8/15/25	61	61,290
4.55%, 2/20/48	75	71,595
Cigna Corp.
4.125%, 11/15/25 (a)	170	173,630
4.375%, 10/15/28 (a)	135	138,618
4.80%, 8/15/38 (a)	37	37,776
Eli Lilly & Co. 5.55%, 3/15/37	83	97,908
Express Scripts Holding Co.
3.00%, 7/15/23	71	69,531
3.40%, 3/01/27	95	91,388
3.50%, 6/15/24	109	108,300
4.80%, 7/15/46	90	90,433
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	70	72,318
Gilead Sciences, Inc.
3.50%, 2/01/25	40	40,189
3.65%, 3/01/26	371	371,979
4.15%, 3/01/47	75	70,981
4.50%, 2/01/45	170	168,723
4.60%, 9/01/35	140	143,352
Johnson & Johnson
3.55%, 3/01/36	851	837,937
Kraft Heinz Foods Co.
5.20%, 7/15/45	124	117,871
McKesson Corp.
3.95%, 2/16/28	97	95,177
4.75%, 5/30/29	125	129,038
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 7/01/55	172	172,327
New York and Presbyterian Hospital (The)
4.024%, 8/01/45	470	460,802
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	420	389,512
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	64,583
Stryker Corp.
4.10%, 4/01/43	75	70,900

		6,088,837

Energy - 7.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22	175	172,921
Buckeye Partners LP
3.95%, 12/01/26	474	426,989
Cenovus Energy, Inc.
3.00%, 8/15/22	90	86,646
4.25%, 4/15/27	94	90,004
Columbia Pipeline Group, Inc.
4.50%, 6/01/25	867	884,288
Devon Energy Corp.
3.25%, 5/15/22	40	39,514

	Principal Amount (000)	U.S. $ Value
Ecopetrol SA
5.875%, 9/18/23-5/28/45	$89	$92,570
Enable Midstream Partners LP
4.40%, 3/15/27	340	325,836
Enbridge, Inc.
3.50%, 6/10/24	711	702,703
4.00%, 10/01/23	867	880,542
Enterprise Products Operating LLC
3.75%, 2/15/25	140	141,946
3.90%, 2/15/24	59	60,265
4.80%, 2/01/49	85	86,643
4.90%, 5/15/46	45	46,234
EQT Corp.
3.00%, 10/01/22	867	832,459
3.90%, 10/01/27	164	148,484
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	90	86,931
3.85%, 10/15/23	170	167,970
4.65%, 10/15/25	90	91,414
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	90	88,401
Suncor Energy, Inc.
6.50%, 6/15/38	92	111,855
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	170	162,012
TransCanada PipeLines Ltd.
4.75%, 5/15/38	50	50,753
Western Gas Partners LP
4.50%, 3/01/28	90	86,703
4.75%, 8/15/28	54	52,939
Williams Cos., Inc. (The)
3.60%, 3/15/22	415	415,253
3.90%, 1/15/25	109	108,967
4.50%, 11/15/23	215	221,306

		6,662,548

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	203,500

Services - 2.2%
Amazon.com, Inc.
3.875%, 8/22/37	85	85,283
4.05%, 8/22/47	235	239,338
4.80%, 12/05/34	110	124,004
eBay, Inc.
2.75%, 1/30/23	62	60,022
4.00%, 7/15/42	230	178,301
Equifax, Inc.
3.60%, 8/15/21	175	174,562
IHS Markit Ltd.
4.00%, 3/01/26 (a)	76	72,202
4.125%, 8/01/23	208	207,919
4.75%, 8/01/28	88	87,643
Moody’s Corp.
4.25%, 2/01/29	210	215,949
5.25%, 7/15/44	115	122,062

	Principal Amount (000)	U.S. $ Value
S&P Global, Inc.
4.00%, 6/15/25	$140	$144,224
4.50%, 5/15/48	125	127,061
Total System Services, Inc.
3.80%, 4/01/21	66	66,477
Verisk Analytics, Inc.
5.50%, 6/15/45	60	61,176

		1,966,223

Technology - 13.0%
Analog Devices, Inc.
3.125%, 12/05/23	225	219,537
Apple, Inc.
3.85%, 8/04/46	75	72,916
4.65%, 2/23/46	250	273,997
Applied Materials, Inc.
4.35%, 4/01/47	70	70,887
Arrow Electronics, Inc.
3.875%, 1/12/28	540	497,291
Avnet, Inc.
4.625%, 4/15/26	612	601,363
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 1/15/23	857	814,107
3.625%, 1/15/24	284	276,057
3.875%, 1/15/27	390	358,948
CA, Inc.
3.60%, 8/15/22	837	826,019
Cisco Systems, Inc.
5.50%, 1/15/40	60	73,148
5.90%, 2/15/39	45	56,966
Citrix Systems, Inc.
4.50%, 12/01/27	495	473,829
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)	835	874,078
6.02%, 6/15/26 (a)	386	403,544
Fidelity National Information Services, Inc.
3.875%, 6/05/24	19	19,014
5.00%, 10/15/25	2	2,119
Series 30Y
4.75%, 5/15/48	90	84,847
HP, Inc.
3.75%, 12/01/20	14	14,144
IBM Credit LLC
3.00%, 2/06/23	100	99,060
Intel Corp.
3.734%, 12/08/47	375	360,045
International Business Machines Corp.
4.00%, 6/20/42	405	378,886
Jabil, Inc.
3.95%, 1/12/28	112	100,101
Juniper Networks, Inc.
4.35%, 6/15/25	50	49,963
4.50%, 3/15/24	120	121,256
KLA-Tencor Corp.
4.65%, 11/01/24	215	223,355
Maxim Integrated Products, Inc.
3.375%, 3/15/23	150	149,358

	Principal Amount (000)	U.S. $ Value
Microchip Technology, Inc.
3.922%, 6/01/21 (a)	$175	$173,110
Microsoft Corp.
3.45%, 8/08/36	420	411,331
3.70%, 8/08/46	270	268,456
Series 30Y
4.25%, 2/06/47	70	75,640
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	165	177,170
Oracle Corp.
3.90%, 5/15/35	255	252,004
4.00%, 11/15/47	130	125,957
4.50%, 7/08/44	140	145,764
QUALCOMM, Inc.
2.60%, 1/30/23	190	185,326
2.90%, 5/20/24	135	130,760
3.45%, 5/20/25	95	93,360
4.30%, 5/20/47	95	86,547
Seagate HDD Cayman
4.75%, 1/01/25	38	35,717
4.875%, 3/01/24	25	23,909
Tech Data Corp.
3.70%, 2/15/22	867	851,541
4.95%, 2/15/27	204	201,077
VMware, Inc.
2.95%, 8/21/22	60	58,641
Xilinx, Inc.
2.95%, 6/01/24	867	852,027

		11,643,172

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	90,282
CSX Corp.
3.80%, 11/01/46	175	159,254
Union Pacific Corp.
4.00%, 4/15/47	110	104,041

		353,577

Transportation - Services - 0.9%
Aviation Capital Group LLC
3.875%, 5/01/23 (a)	215	211,695
ERAC USA Finance LLC
3.85%, 11/15/24 (a)	145	145,084
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 2/01/24 (a)	300	296,802
Ryder System, Inc.
2.50%, 9/01/22	150	144,746

		798,327

		52,293,054

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 26.3%
Banking - 9.3%
Barclays PLC
4.338%, 5/16/24	$867	$857,515
Capital One Bank USA, NA
3.375%, 2/15/23	525	516,568
Cooperatieve Rabobank UA
4.375%, 8/04/25	500	504,115
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	405	411,634
Deutsche Bank AG/New York NY
3.30%, 11/16/22	334	313,509
3.95%, 2/27/23	635	606,654
Fifth Third Bancorp
4.30%, 1/16/24	273	279,552
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	95	94,636
4.25%, 10/21/25	325	327,434
4.411%, 4/23/39	148	145,810
5.95%, 1/15/27	40	44,109
HSBC Holdings PLC
4.25%, 3/14/24	395	401,111
JPMorgan Chase & Co.
2.776%, 4/25/23	120	118,176
3.509%, 1/23/29	90	86,723
3.875%, 9/10/24	295	298,218
3.882%, 7/24/38	95	90,738
3.96%, 1/29/27	174	176,914
Lloyds Banking Group PLC
4.05%, 8/16/23	220	221,481
Morgan Stanley
Series F
3.875%, 4/29/24	55	56,008
Series G
3.75%, 2/25/23	144	146,373
4.35%, 9/08/26	280	282,982
Royal Bank of Scotland Group PLC
5.125%, 5/28/24	391	393,018
Santander Holdings USA, Inc.
3.40%, 1/18/23	215	211,392
4.40%, 7/13/27	280	275,008
Santander UK Group Holdings PLC
3.373%, 1/05/24	867	835,337
3.571%, 1/10/23	348	340,866
Westpac Banking Corp. Series G
4.322%, 11/23/31	243	236,471

		8,272,352

Brokerage – 2.0%
Brookfield Finance LLC
4.00%, 4/01/24	122	121,174
Invesco Finance PLC
3.125%, 11/30/22	867	856,882
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 1/15/27	518	497,581

	Principal Amount (000)	U.S. $ Value
Raymond James Financial, Inc.
3.625%, 9/15/26	$358	$340,855

		1,816,492

Finance - 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/23/23	209	200,381
Air Lease Corp.
3.25%, 3/01/25	230	215,160
Aircastle Ltd.
4.125%, 5/01/24	107	103,382
4.40%, 9/25/23	867	859,258
Ares Capital Corp.
3.50%, 2/10/23	867	825,141
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	200	190,830
4.418%, 11/15/35	275	245,352
International Lease Finance Corp.
5.875%, 8/15/22	867	905,538
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	108,086
Synchrony Financial
4.25%, 8/15/24	135	131,192
4.50%, 7/23/25	436	424,333

		4,208,653

Insurance - 2.3%
Aegon NV
5.50%, 4/11/48	210	197,679
Aetna, Inc.
3.875%, 8/15/47	175	149,888
American International Group, Inc. Series A-9
5.75%, 4/01/48	245	229,472
Cigna Holding Co.
7.875%, 5/15/27	53	66,416
Kaiser Foundation Hospitals
4.15%, 5/01/47	540	552,776
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	179,778
MetLife, Inc.
Series C
5.25%, 6/15/20 (b)	205	205,314
Series D
5.875%, 3/15/28 (b)	170	168,106
Prudential Financial, Inc.
5.375%, 5/15/45	140	137,112
5.625%, 6/15/43	200	205,218

		2,091,759

REITS - 8.0%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	87	84,981

	Principal Amount (000)	U.S. $ Value
American Homes 4 Rent LP
4.25%, 2/15/28	$215	$207,079
American Tower Corp.
3.125%, 1/15/27	328	307,001
3.375%, 10/15/26	100	95,974
5.00%, 2/15/24	750	791,513
Boston Properties LP
2.75%, 10/01/26	100	92,283
3.20%, 1/15/25	177	171,033
Brixmor Operating Partnership LP
3.85%, 2/01/25	176	171,215
EPR Properties
4.50%, 4/01/25	20	19,941
4.95%, 4/15/28	85	85,590
5.25%, 7/15/23	175	181,232
Essex Portfolio LP
3.25%, 5/01/23	231	227,158
3.375%, 1/15/23	125	123,851
3.875%, 5/01/24	84	84,538
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25	97	99,876
5.375%, 11/01/23	857	885,092
HCP, Inc.
3.40%, 2/01/25	243	234,395
3.875%, 8/15/24	150	149,003
Hospitality Properties Trust
4.65%, 3/15/24	148	146,711
Host Hotels & Resorts LP
3.875%, 4/01/24	171	167,339
Kilroy Realty LP
3.45%, 12/15/24	40	38,821
4.75%, 12/15/28	125	129,330
Kimco Realty Corp.
2.80%, 10/01/26	95	86,996
Mid-America Apartments LP
3.75%, 6/15/24	115	114,630
National Retail Properties, Inc.
3.90%, 6/15/24	170	170,801
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	107,238
Regency Centers LP
3.75%, 6/15/24	33	32,864
SITE Centers Corp.
3.625%, 2/01/25	135	130,409
Spirit Realty LP
4.45%, 9/15/26	238	231,560
Ventas Realty LP
3.50%, 2/01/25	87	84,730
4.125%, 1/15/26	175	175,420
VEREIT Operating Partnership LP
3.00%, 2/06/19	60	59,998
4.60%, 2/06/24	169	171,107
Vornado Realty LP
3.50%, 1/15/25	435	419,901
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	142,156
Welltower, Inc.
4.00%, 6/01/25	519	519,955

	Principal Amount (000)	U.S. $ Value
Weyerhaeuser Co.
4.625%, 9/15/23	$120	$125,245
WP Carey, Inc.
4.60%, 4/01/24	44	44,993

		7,111,959

		23,501,215

Utility - 3.8%
Electric - 3.3%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)	215	218,752
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	70	71,431
6.125%, 4/01/36	147	178,355
Consolidated Edison Co. of New York, Inc. Series 12-A
4.20%, 3/15/42	70	68,836
Dominion Energy, Inc.
3.90%, 10/01/25	110	110,549
Duke Energy Corp.
3.75%, 9/01/46	220	197,127
Enel Americas SA
4.00%, 10/25/26	53	51,410
Enel Chile SA
4.875%, 6/12/28	62	63,317
Enel Finance International NV
3.625%, 5/25/27 (a)	200	180,054
Enel Generacion Chile SA
4.25%, 4/15/24	33	33,330
Entergy Corp.
4.00%, 7/15/22	153	154,192
Exelon Corp.
3.497%, 6/01/22	94	93,332
Florida Power & Light Co.
4.05%, 6/01/42	70	71,256
Kallpa Generacion SA
4.125%, 8/16/27 (a)	200	187,750
MidAmerican Energy Co.
4.25%, 7/15/49	128	131,716
Oklahoma Gas & Electric Co.
3.85%, 8/15/47	63	58,820
PacifiCorp
6.00%, 1/15/39	70	84,960
PSEG Power LLC
3.00%, 6/15/21	160	158,402
Sempra Energy
3.80%, 2/01/38	215	188,376
Southern Co. (The)
2.35%, 7/01/21	175	171,451
2.95%, 7/01/23	145	142,538
3.25%, 7/01/26	100	95,629
Southern Power Co.
4.15%, 12/01/25	302	301,251

		3,012,834

	Principal Amount (000)	U.S. $ Value
Natural Gas - 0.4%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47	$75	$70,209
GNL Quintero SA
4.634%, 7/31/29 (a)	200	199,000
NiSource, Inc.
5.65%, 2/01/45	60	66,514

		335,723

Other Utility - 0.1%
American Water Capital Corp.	80	73,673

3.75%, 9/01/47		3,422,230

Total Corporates - Investment Grade (cost $79,289,582)		79,216,499

GOVERNMENTS - TREASURIES - 3.2%
United States - 3.2%
U.S. Treasury Bonds Principal Strip Zero Coupon, 5/15/38-5/15/48	1,974	849,932
U.S. Treasury Notes
2.875%, 5/15/28	515	525,541
3.125%, 11/15/28	1,449	1,509,799

Total Governments - Treasuries (cost $2,816,726)		2,885,272

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Colombia - 0.2%
Colombia Government International Bond
5.20%, 5/15/49	200	206,708

Mexico - 0.4%
Mexico Government International Bond
4.60%, 1/23/46	200	184,300
4.75%, 3/08/44	150	141,375

		325,675

Saudi Arabia - 0.2%
Saudi Government International Bond
4.375%, 4/16/29 (a)	200	203,828

Total Governments - Sovereign Bonds (cost $720,000)		736,211

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.5%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)	200	195,164
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	200	193,300

		388,464

	Principal Amount (000)	U.S. $ Value
Panama - 0.2%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	$200	$202,500

Total Quasi-Sovereigns (cost $606,638)		590,964

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.1%
Technology - 0.1%
Xerox Corp.
2.80%, 5/15/20	95	93,250

Financial Institutions - 0.1%
Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	32	32,081

Total Corporates - Non-Investment Grade (cost $126,780)		125,331

SHORT-TERM INVESTMENTS - 1.4%
U.S. Treasury Bills - 1.4%
U.S. Treasury Bill Zero Coupon, 3/21/19 (cost $1,279,070)	1,283	1,279,097

Total Investments - 94.9% (cost $84,838,796) (c)		84,833,374
Other assets less liabilities - 5.1%		4,575,035

Net Assets - 100.0%		$89,408,409

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	10	March 2019	USD	1,000	$1,394,233	$1,466,875	$72,642
U.S. T-Note 2 Yr (CBT) Futures	6	March 2019	USD	1,200	1,265,539	1,273,969	8,430
Sold Contracts
U.S. 10 Yr Ultra Futures	6	March 2019	USD	600	756,085	784,125	(28,040)
U.S. T-Note 10 Yr (CBT) Futures	13	March 2019	USD	1,300	1,547,053	1,592,094	(45,041)

							$7,991

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,170	9/09/21	1.132%	3 Month LIBOR	Semi-Annual/ Quarterly	$42,102
USD	1,070	3/27/22	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	11,369
USD	60	11/04/44	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	2,558
USD	60	5/05/45	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	(3,110)
USD	60	6/02/46	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	(7,733)
USD	690	7/15/46	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	(144,060)
USD	270	9/02/46	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	(58,252)
USD	50	11/02/46	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	(7,514)

						$(164,640)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp.,
4.000%, 11/01/21, 6/20/19*	1.00%	Quarterly	0.12%	USD 34	$155	$(35)	$190

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD 600	6/10/43	3 Month LIBOR	3.191%	Quarterly/Semi-Annual	$43,228

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $7,583,351 or 8.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $944,187 and gross unrealized depreciation of investments was $(1,062,840), resulting in net unrealized depreciation of $(118,653).

Glossary:

CBT	-	Chicago Board of Trade
LIBOR	-	London Interbank Offered Rates
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$79,216,499		$	– 0	–	$79,216,499
Governments - Treasuries		– 0	–	2,885,272			– 0	–	2,885,272
Governments - Sovereign Bonds		– 0	–	736,211			– 0	–	736,211
Quasi-Sovereigns		– 0	–	590,964			– 0	–	590,964
Corporates - Non-Investment Grade		– 0	–	125,331			– 0	–	125,331
Short-Term Investments		– 0	–	1,279,097			– 0	–	1,279,097

Total Investments in Securities		– 0	–	84,833,374			– 0	–	84,833,374
Other Financial Instruments (a):
Assets:
Futures		81,072		– 0	–		– 0	–	81,072
Centrally Cleared Interest Rate Swaps		– 0	–	56,029			– 0	–	56,029
Credit Default Swaps		– 0	–	155			– 0	–	155
Interest Rate Swaps		– 0	–	43,228			– 0	–	43,228
Liabilities:
Futures		(73,081)		– 0	–		– 0	–	(73,081)
Centrally Cleared Interest Rate Swaps		– 0	–	(220,669)			– 0	–	(220,669)

Total (b)		$7,991		$84,712,117		$	– 0	–	$84,720,108

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.7%
Long-Term Municipal Bonds - 93.9%
American Samoa - 1.5%
American Samoa Economic Development Authority (Territory of American Samoa)
6.00%, 9/01/23 (a)	$1,735	$1,748,099

California - 21.0%
Alameda Corridor Transportation Authority
Series 2016A
5.00%, 10/01/22	725	793,817
Series 2016B
5.00%, 10/01/35-10/01/36	2,095	2,323,734
California Educational Facilities Authority (Mount St. Mary’s University, Inc.)
Series 2018A
5.00%, 10/01/36-10/01/46	3,155	3,542,498
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/54 (a)(b)	850	863,658
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/51 (a)(b)	250	251,353
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/48-6/01/56 (a)(b)	2,085	2,114,940
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/48 (a)(b)	3,750	3,818,775
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2018
5.00%, 8/01/38 (a)	1,000	1,074,630
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/41 (a)	1,190	1,246,370
Series 2018A
5.25%, 12/01/43 (a)	2,640	2,839,241
5.50%, 12/01/58 (a)	660	717,631
Coalinga-Huron Joint Unified School District
BAM Series 2018B
5.00%, 8/01/48	500	560,535
Golden Empire Schools Financing Authority (Kern High School District)
Series 2018
5.00%, 5/01/21	1,195	1,280,801
Los Angeles Department of Water
Series 2016A
5.00%, 7/01/41	200	224,786

	Principal Amount (000)	U.S. $ Value
Port of Los Angeles
Series 2014A
5.00%, 8/01/21	$355	$381,387
Sacramento Municipal Utility District
Series 2018F
5.00%, 8/15/19	1,555	1,584,141

		23,618,297

Connecticut - 2.1%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/25	525	598,259
BAM Series 2018C
5.00%, 7/15/36-7/15/38	1,620	1,809,064

		2,407,323

District of Columbia - 2.2%
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42	785	836,645
Series 2017B
5.00%, 7/01/37	625	676,300
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/35	820	937,965

		2,450,910

Florida - 0.5%
School District of Broward County/FL (Broward County School Board/FL COP)
Series 2017B
5.00%, 7/01/32	500	578,645

Georgia - 0.2%
Atlanta Development Authority (Atlanta Development Authority Lease)
Series 2017
2.061%, 12/01/21	230	226,097

Illinois - 1.1%
Cook County Community College District No. 508
Series 2013
5.25%, 12/01/43	605	623,120
BAM Series 2017
5.00%, 12/01/47	620	666,165

		1,289,285

Kansas - 0.6%
Seward County Unified School District No. 480 Liberal
Series 2017B
5.00%, 9/01/28	555	644,105

Massachusetts - 5.3%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	2,490	2,638,105

	Principal Amount (000)	U.S. $ Value
Series 2016E
5.00%, 7/01/37	$765	$820,195
Series 2017F
5.00%, 7/01/30	1,475	1,652,015
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2017A
4.00%, 1/01/32	825	890,398

		6,000,713

Michigan - 10.0%
Center Line Public Schools
Series 2018
5.00%, 5/01/38	895	1,018,358
City of Detroit MI
5.00%, 4/01/33-4/01/37	4,235	4,433,905
Downriver Utility Wastewater Authority
AGM Series 2018
5.00%, 4/01/43	1,515	1,674,181
Grand Rapids Public Schools
AGM Series 2017
5.00%, 5/01/27	200	239,660
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,510	1,682,699
Series 2016B
5.00%, 7/01/46	1,225	1,340,836
Series 2016C
5.00%, 7/01/26	695	826,299

		11,215,938

Minnesota - 0.9%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School)
Series 2018A
5.00%, 6/15/48 (a)(b)	1,000	975,860

Missouri - 0.2%
St. Louis Community College District
Series 2017
4.00%, 4/01/35	200	210,666

Nevada - 2.0%
Clark County School District
Series 2017C
5.00%, 6/15/26-6/15/33	2,000	2,301,346

New Jersey - 8.1%
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.)
Series 2018A
5.00%, 7/01/50	1,000	1,040,790
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/47	$1,170	$1,227,459
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2015
5.00%, 3/01/25	3,205	3,716,614
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/27-6/15/42	1,645	1,777,156
New Jersey Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group)
Series 2016
5.00%, 7/01/41	1,335	1,418,931

		9,180,950

New York - 4.2%
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School)
Series 2018A
5.50%, 5/01/48 (a)(b)	500	510,485
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
Series 2017A
5.00%, 6/01/47 (a)	725	739,797
Metropolitan Transportation Authority
Series 2018B
5.00%, 5/15/20	2,175	2,258,977
New York City Housing Development Corp.
Series 2017E
1.50%, 5/01/22	230	226,690
New York City Municipal Water Finance Authority
Series 2017B
5.00%, 6/15/31	100	118,346
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/34	750	849,908

		4,704,203

Ohio - 7.6%
American Municipal Power, Inc.
Series 2019A
5.00%, 2/15/44	2,150	2,409,204
County of Cuyahoga /OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	4,365	4,558,501
5.25%, 2/15/47	1,500	1,587,525

		8,555,230

Oklahoma - 1.1%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/24	$1,120	$1,289,176

Oregon - 1.2%
Tri-County Metropolitan Transportation District of Oregon
Series 2017A
5.00%, 10/01/26	865	1,032,801
Series 2018A
5.00%, 10/01/29	250	298,160

		1,330,961

Pennsylvania - 11.6%
Capital Region Water Water Revenue
Series 2018
5.00%, 7/15/25-7/15/26	1,510	1,766,923
City of Philadelphia PA Water & Wastewater Revenue
Series 2018A
5.00%, 10/01/48	3,050	3,417,861
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/37	825	875,680
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32-7/01/34	1,115	1,206,107
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/36-5/01/38	4,010	4,478,183
AGM Series 2017
5.00%, 12/01/35	200	225,340
State Public School Building Authority (Community College of Philadelphia)
BAM Series 2018
5.00%, 6/15/21	1,000	1,069,860

		13,039,954

Texas - 1.0%
El Paso County Hospital District
Series 2017
5.00%, 8/15/37	370	408,040
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.)
Series 2018
5.00%, 6/15/48 (b)	735	737,403

		1,145,443

Utah - 3.5%
Ogden City School District Municipal Building Authority (Ogden City School District)
Series 2018
5.00%, 1/15/38	3,490	3,914,733

	Principal Amount (000)	U.S. $ Value
Washington - 3.4%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	$3,600	$3,823,056

West Virginia - 4.3%
Morgantown Utility Board, Inc.
BAM Series 2018B
5.00%, 12/01/43	2,555	2,885,771
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2017A
5.00%, 6/01/47	1,775	1,909,953

		4,795,724

Wisconsin - 0.3%
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease)
Series 2017
5.00%, 11/15/25	200	235,228
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	100	99,767

		334,995

Total Long-Term Municipal Bonds (cost $105,429,869)		105,781,709

Short-Term Municipal Notes - 1.8%
California - 1.8%
California Infrastructure & Economic Development Bank (California Academy of Sciences)
Series 2018C
2.139% (LIBOR 1 Month + 0.38%), 8/01/47(c) (cost $2,000,000)	2,000	2,000,500

Total Municipal Obligations (cost $107,429,869)		107,782,209

CORPORATES - INVESTMENT GRADE - 0.4%
Industrial - 0.4%
Consumer Non-Cyclical - 0.4%
YMCA of Greater New York
Series 2018
3.985%, 8/01/22 (cost $500,000)	500	507,427

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (d)(e)(f) (cost $1,882,193)	1,882,193	$1,882,193

Total Investments - 97.8% (cost $109,812,062) (g)		110,171,829
Other assets less liabilities - 2.2%		2,438,787

Net Assets - 100.0%		$112,610,616

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $17,000,606 or 15.1% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $985,621 and gross unrealized depreciation of investments was $(625,854), resulting in net unrealized appreciation of $359,767.

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
DOT	-	Department of Transportation
LIBOR	-	London Interbank Offered Rates

AB Impact Municipal Income Shares

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$96,409,468		$9,372,241		$105,781,709
Short-Term Municipal Notes		– 0	–	2,000,500		– 0	–	2,000,500
Corporates - Investment Grade		– 0	–	507,427		– 0	–	507,427
Short-Term Investments		1,882,193		– 0	–	– 0	–	1,882,193

Total Investments in Securities		1,882,193		98,917,395		9,372,241		110,171,829
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$1,882,193		$98,917,395		$9,372,241		$110,171,829

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/18	$1,220,137		$1,220,137
Accrued discounts/(premiums)	(8,940)		(8,940)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(30,730)		(30,730)
Purchases	8,191,774		8,191,774
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/19	$9,372,241		$9,372,241

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(30,730)		$(30,730)

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2019 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,659	$69,869	$71,646	$1,882	$89

AB Municipal Income Shares

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.2%
Long-Term Municipal Bonds - 96.2%
Alabama - 3.3%
County of Jefferson AL
Series 2018A
5.00%, 4/01/23-4/01/24	$5,125	$5,788,875
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,298,823
Cullman County Health Care Authority
7.00%, 2/01/36	400	400,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	10,833,150
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/39-2/01/46	28,280	31,355,324
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	10,000	11,660,900
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	13,350	14,035,389
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,218,520
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	10,000	10,728,400
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	3,500	4,026,680

		105,346,061

Alaska - 0.3%
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,134,320

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	8,315	8,330,549

Arizona - 1.1%
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
Series 2018
5.00%, 5/01/51	1,100	1,160,115

	Principal Amount (000)	U.S. $ Value
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	$3,670	$3,919,524
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/36 (b)	1,000	1,004,160
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	2,884,383
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	3,875	3,980,051
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (a)	18,500	19,309,375
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	80	88,112
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	174,261
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	1,065	1,145,961

		33,665,942

California - 5.6%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	107,374
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	26,130	29,032,340
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,652,793
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27 (Pre-refunded/ETM)	1,000	1,140,570
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/33-4/01/34	8,210	9,303,987
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	107,518

	Principal Amount (000)	U.S. $ Value
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	$1,700	$1,895,925
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/37-11/15/38	6,150	6,982,240
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.)
1.75%, 11/01/26 (c)(d)	3,365	2,877,075
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM) (b)	85	94,121
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,051,700
Series 2014
5.00%, 1/01/35 (b)	1,085	1,044,616
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/43	3,625	3,954,222
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,025	1,035,394
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (b)	1,200	1,326,828
7.25%, 6/01/43 (b)	2,075	2,297,938
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (b)	740	777,888
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	6,405	6,658,702
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/56 (a)(b)	8,850	8,951,509
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (a)	3,000	3,155,130
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b)(c)(d)(e)	730	543,850

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	$530	$561,779
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.50%, 12/01/58 (a)	3,775	4,104,633
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(b)	1,200	1,248,084
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (b)	100	111,417
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	152,099
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47 (b)	250	265,010
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.50%, 9/01/46 (b)	1,000	1,081,550
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	109,142
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (b)	52,400	49,503,328
Municipal Improvement Corp. of Los Angeles (City of Los Angeles CA Lease)
Series 2016B
4.00%, 11/01/36	2,705	2,854,154
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,153,130
Palomar Health (Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/39	3,990	4,247,674
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31 (b)	1,000	1,078,220

	Principal Amount (000)	U.S. $ Value
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	$1,450	$1,558,547
Series 2014B
5.25%, 1/15/44	1,000	1,075,410
Southern California Logistics Airport Authority XLCA Series 2006
5.00%, 12/01/36-12/01/43 (b)	1,685	1,685,204
State of California
Series 2016
4.00%, 9/01/34-9/01/35	10,000	10,669,450
University of California CA Revenues
5.00%, 5/15/33 (f)	1,000	1,116,790
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (b)	3,375	3,614,085

		176,181,426

Colorado - 0.7%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,000	5,057,300
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,289,008
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,013,363
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,301,685
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)(b)	1,000	1,038,650
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (b)	1,000	1,041,280
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,045,220
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,500	1,533,390
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/45 (b)	1,000	1,018,850
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/38-12/01/47 (b)	2,000	1,992,610

		23,331,356

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.8%
Connecticut State Health & Educational Facilities Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	$5,750	$6,351,852
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/35-7/01/37	2,095	2,338,715
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (a)	2,475	2,489,624
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/35-7/01/38	5,245	5,710,484
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,564,650
Series 2013E
5.00%, 8/15/31 (f)	1,000	1,082,360
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	7,973,582
Series 2016A
5.00%, 3/15/32	8,165	9,032,939
Series 2016E
5.00%, 10/15/28-10/15/34	12,845	14,419,993
Series 2016F
5.00%, 10/15/31	10,205	11,390,005
Series 2017A
5.00%, 4/15/29-4/15/34	26,125	29,203,788
Series 2018A
5.00%, 4/15/34-4/15/37	7,930	8,808,195
Series 2018C
5.00%, 6/15/31-6/15/38	7,490	8,403,472
Series 2018E
5.00%, 9/15/37	1,035	1,141,212
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,404,400

		119,315,271

Delaware - 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,522,496

	Principal Amount (000)	U.S. $ Value
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	$1,310	$1,348,658

		3,871,154

District of Columbia - 0.4%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,471,858
Series 2016A
5.00%, 6/01/41-6/01/46	1,450	1,543,622
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	8,580	9,119,922
Series 2017B
5.00%, 7/01/37	1,465	1,585,247
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	561,400

		14,282,049

Florida - 4.3%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (b)	100	108,710
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46 (b)	435	488,157
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,071,300
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (b)	1,000	982,610
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
5.875%, 7/01/40 (a)(b)	1,400	1,474,228
6.00%, 7/01/45-7/01/50 (a)(b)	4,015	4,238,276
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	1,300	1,294,176
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	5,820	5,987,907
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,457,072

	Principal Amount (000)	U.S. $ Value
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group)
Series 2015
5.00%, 11/15/40	$5,610	$6,061,885
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,016,900
Series 2015A
5.00%, 10/01/31	1,100	1,229,734
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/34-10/01/36	9,650	10,914,039
Lakewood Ranch Stewardship District
Series 2018
5.30%, 5/01/39 (a)(b)	1,000	1,026,000
5.45%, 5/01/48 (a)(b)	1,525	1,565,443
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/30	2,700	3,158,352
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32 (b)	1,670	1,669,866
Martin County Health Facilities Authority (Martin Memorial Medical Center Obligated Group)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,088,612
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	1,150	1,164,272
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,134,841
Series 2014
5.00%, 11/15/39	2,000	2,115,940
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,462,080
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	3,962,192
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	2,971,660
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	21,590	22,898,356
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/37-8/15/47	14,530	16,288,628

	Principal Amount (000)	U.S. $ Value
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	$3,765	$4,156,108
Series 2018
5.00%, 4/01/48	14,000	15,240,960
Volusia County School Board (Volusia County School Board COP)
Series 2014B
5.00%, 8/01/31	1,625	1,834,024

		135,062,328

Georgia - 2.6%
Cedartown Polk County Hospital Authority (Floyd Obligated Group)
Series 2016
5.00%, 7/01/39	4,000	4,312,640
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,499,449
Series 2014A
5.00%, 1/01/33	1,820	2,045,007
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,863,800
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	12,025,023
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,279,560
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group)
Series 2017
5.00%, 8/01/43-8/01/47	12,680	13,659,582
Gwinnett County Development Authority (Board of Regents of the University System of Georgia Lease)
Series 2017A
5.00%, 7/01/32-7/01/37	10,855	12,448,507
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	16,200	17,114,652
Series 2018C
4.00%, 8/01/48	12,245	12,989,006

		81,237,226

Guam - 0.1%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	2,970	3,050,101

	Principal Amount (000)	U.S. $ Value
Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	$200	$214,832

Illinois - 10.4%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,630	5,643,174
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	10,576,332
Series 2015E
5.125%, 12/01/32	1,000	1,033,200
Series 2016B
6.50%, 12/01/46	1,900	2,129,539
Series 2017G
5.00%, 12/01/34	4,150	4,290,312
Series 2017H
5.00%, 12/01/46	1,285	1,290,371
Series 2018A
5.00%, 12/01/26-12/01/28	17,705	18,731,734
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,806,458
Series 2016B
5.00%, 1/01/34	5,000	5,570,100
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,184,076
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	37,381,784
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33-7/01/48	7,145	7,805,970
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,632,342
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (b)(g)	1,050	873,212
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/41	2,835	3,138,799
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	456,032
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	420,500
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (b)	2,495	2,549,241

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/40-12/01/46	$3,900	$4,163,041
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.20%, 5/15/30 (b)	1,079	1,013,658
6.33%, 5/15/48 (b)	829	737,223
6.44%, 5/15/55 (b)	1,998	1,765,670
Series 2016C
2.00%, 5/15/55 (b)(c)(d)(g)	609	30,036
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,817,345
Series 2015
5.25%, 5/15/50	2,000	2,031,900
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017A
5.00%, 8/01/42-8/01/47	3,000	3,198,630
Series 2017C
5.00%, 8/01/46	1,000	1,065,470
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,174,270
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,266,619
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,586,651
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	5,826,405
Series 2016A
5.00%, 12/01/32	7,000	7,913,150
Series 2016B
5.00%, 1/01/41	3,450	3,812,526
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	13,823,621
Series 2017B
Zero Coupon, 12/15/54	6,850	1,154,088
State of Illinois
Series 2012
5.00%, 8/01/21-8/01/25	5,445	5,703,838
Series 2014
5.00%, 5/01/23-5/01/35	16,170	16,937,426
Series 2016
5.00%, 1/01/22-11/01/35	38,265	40,759,464
Series 2017A
5.00%, 12/01/25-12/01/28	12,210	13,194,459
Series 2017D
5.00%, 11/01/24-11/01/28	15,000	16,186,045

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/25 (h)	$30,525	$32,928,538
Series 2018A
5.00%, 10/01/27	8,090	8,775,304
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016A
4.50%, 3/01/33 (b)	4,109	3,935,066
Series 2016B
7.00%, 3/01/33 (b)	1,819	1,752,807
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (b)	866	884,212
5.00%, 3/01/36 (b)	2,963	3,029,816
Series 2015B
6.00%, 3/01/36 (b)	943	988,321

		329,968,775

Indiana - 0.4%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,037,790
5.50%, 8/15/40-8/15/45	3,020	3,129,303
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,056,740
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,352,959

		12,576,792

Iowa - 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,405	6,813,511
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/43-5/15/48	11,000	11,347,890

		18,161,401

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	1,940	1,918,912

	Principal Amount (000)	U.S. $ Value
Kentucky - 1.5%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/34-8/15/46	$15,780	$17,080,334
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (b)	1,685	1,733,258
5.50%, 11/15/45 (b)	1,000	1,031,530
Series 2016A
5.00%, 5/15/46-5/15/51 (b)	3,100	3,094,896
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37-6/01/41	8,625	9,136,355
5.25%, 6/01/41	1,250	1,349,538
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35 (b)	1,750	1,777,528
5.75%, 11/15/45 (b)	3,350	3,411,707
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	8,205	9,159,406

		47,774,552

Louisiana - 2.0%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41 (e)	2,130	2,023,500
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	3,912,988
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35 (b)	2,100	2,255,505
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/44	27,600	30,686,045
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (Pre-refunded/ETM) (b)	10	11,933

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(d)(e)	$2,750	$28
Series 2014A
7.50%, 7/01/23 (b)(d)(e)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2017
5.00%, 7/01/42-7/01/57	17,565	18,894,386
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,110	1,190,320
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,091,260
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,665,130

		61,731,108

Maine - 0.6%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	4,630	4,984,658
Series 2018R-2
4.375%, 8/01/35 (a)	1,700	1,711,934
Maine Health & Higher Educational Facilities Authority (Maine Medical Center)
Series 2018A
5.00%, 7/01/43-7/01/48	9,620	10,662,991
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,095,700

		18,455,283

Maryland - 0.3%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,597,588
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (b)	1,000	1,048,260
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.375%, 2/15/39 (a)(b)	1,000	995,340
4.50%, 2/15/47 (a)(b)	1,200	1,198,080

	Principal Amount (000)	U.S. $ Value
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	$3,245	$3,596,790

		10,436,058

Massachusetts - 1.1%
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/43	1,760	1,858,384
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,700,654
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,216,550
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	2,360	2,652,956
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,215,936
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,286,668
Massachusetts Development Finance Agency (ZERO Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(b)	10,525	8,946,355
Series 2017A
7.75%, 12/01/44 (a)(b)	4,525	4,325,674

		34,203,177

Michigan - 4.1%
City of Detroit MI
5.00%, 4/01/33-4/01/38	4,385	4,586,991
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/32	4,400	4,734,752
5.25%, 7/01/39	4,825	5,198,455
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,060	1,109,629
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	129,865

	Principal Amount (000)	U.S. $ Value
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/32-11/01/37 (b)	$1,655	$1,717,696
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,025	1,142,229
Series 2016D
5.00%, 7/01/36	25,210	28,102,847
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	20,428,376
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,321,400
Series 2015D-1
5.00%, 7/01/34	2,000	2,212,200
Series 2015D-2
5.00%, 7/01/34	3,400	3,760,740
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35-11/15/36	5,000	5,148,200
5.00%, 11/15/32	3,850	4,326,630
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,214,100
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,690,515
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	2,100	2,341,626
Series 2016
7.50%, 12/01/25 (a)(b)(i)	8,970	9,689,394
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,046,720
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/48	8,600	9,334,182
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	5,775	5,672,898

Wayne State University
Series 2018A
5.00%, 11/15/43	4,000	4,482,560

		129,392,005

	Principal Amount (000)	U.S. $ Value
Minnesota - 0.2%
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/43-2/15/48	$2,925	$3,196,470
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018A
5.00%, 10/01/45	1,900	2,060,398

		5,256,868

Mississippi - 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/41	6,900	7,370,097

Missouri - 1.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	2,925	3,169,150
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	101,610
Series 2016A
5.00%, 2/01/46	1,000	1,036,990
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (b)(j)	2,915	2,375,346
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014A
5.25%, 8/15/39	620	631,594
Series 2016A
5.00%, 8/15/36-8/15/46	4,060	4,045,292
Series 2018
5.00%, 8/15/42	3,000	2,983,530
Maryland Heights Industrial Development Authority (St. Louis Ice Center Community Improvement District)
Series 2018A
5.00%, 3/15/39-3/15/49 (b)	7,000	6,965,305
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,659,483

	Principal Amount (000)	U.S. $ Value
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
3.18%, 9/01/33 (k)	$2,650	$2,650,000
NATL Series 1998B
3.395%, 9/01/33 (k)	60	60,000
NATL Series 1998C
3.339%, 9/01/33 (k)	1,350	1,350,000
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group)
Series 2015A
5.00%, 12/01/35 (b)	2,000	2,058,080
5.125%, 12/01/45 (b)	4,500	4,631,445

		35,717,825

Montana - 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,207,703

Nebraska - 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,192,979
Series 2017A
5.00%, 9/01/34-9/01/42	28,560	32,981,858

		36,174,837

Nevada - 1.4%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/37-9/01/47	3,935	4,176,812
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	17,500	1,995,875
Clark County School District
Series 2017C
5.00%, 6/15/33-6/15/36	17,110	19,252,788
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	1,948,338
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46 (h)	14,000	15,594,600

	Principal Amount (000)	U.S. $ Value
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings LLC)
Series 2018
6.95%, 2/15/38 (a)(b)	$1,890	$1,896,464

		44,864,877

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	8,105	8,897,993
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,128,689

		12,026,682

New Jersey - 9.5%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,181,608
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,664,960
Series 2014P
5.00%, 6/15/29	5,000	5,378,900
Series 2014U
5.00%, 6/15/21	3,500	3,702,825
Series 2015X
5.00%, 6/15/21	15,920	16,842,564
Series 2017A
5.00%, 7/01/33	1,640	1,767,002
Series 2017B
5.00%, 11/01/20	7,505	7,863,214
Series 2017D
5.00%, 6/15/33-6/15/42	5,370	5,705,795
Series 2018A
5.00%, 6/15/42-6/15/47	5,885	6,160,106
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	6,035	6,400,312
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/42	7,085	7,425,647
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	757,711
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,091,708
Series 2000B
5.625%, 11/15/30	1,475	1,663,062

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	$1,300	$1,488,799
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	103,888
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	8,645	9,611,038
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/35	1,070	1,149,619
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,040	2,207,280
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/30	38,985	43,782,952
Series 2018A
5.00%, 6/15/30-6/15/31	31,870	35,368,432
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,048,290
Series 2015A
5.00%, 6/15/45	8,450	8,756,819
Series 2018A
5.00%, 12/15/35	1,000	1,079,110
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27 (Pre-refunded/ETM) (b)	170	188,618
5.00%, 1/01/27 (Pre-refunded/ETM)	2,330	2,585,182
5.00%, 1/01/32 (Pre-refunded/ETM)	1,000	1,109,520
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,142,286
Series 2016A
5.00%, 1/01/33	6,500	7,379,320
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	17,211,500
Series 2017B
5.00%, 1/01/32-1/01/33	13,540	15,851,184
Series 2019A
5.00%, 1/01/48 (b)(l)	11,320	12,810,957
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	49,405	49,197,499

		299,677,707

	Principal Amount (000)	U.S. $ Value
New Mexico - 0.0%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	$1,060	$1,136,331

New York - 5.3%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,032,500
City of New York NY
Series 2018E
5.00%, 3/01/37-3/01/38	17,500	20,180,700
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	264,362
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	13,520	14,759,243
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	4,861,747
Series 2016A
5.00%, 11/15/32	3,440	3,862,914
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (b)	75	76,708
6.70%, 1/01/49 (b)	449	449,044
Series 2014B
5.50%, 7/01/20 (b)	232	233,041
Series 2014C
2.00%, 1/01/49 (b)(c)(d)(g)	514	87,341
New York City Municipal Water Finance Authority
Series 2019D
5.00%, 6/15/49	8,000	9,108,320
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	106,597
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,617,639
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	500	554,140

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34 (a)	$4,200	$4,687,258
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,131,260
Series 2016A
5.00%, 1/01/41	3,800	4,228,298
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	51,325	59,342,529
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	13,894,217
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (b)	1,090	1,117,413
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,153,812
Series 2013178
5.00%, 12/01/33	5,000	5,543,050
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	1,950	2,159,526
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	860	811,204
5.25%, 9/15/42-9/15/53 (b)	2,330	2,188,602
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,017,139
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,485,238

		166,953,842

North Carolina - 1.1%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42-10/01/47	5,830	6,422,637
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40 (b)	5,000	5,080,900
5.00%, 7/01/45 (b)	1,000	1,021,390

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (Mission Health System, Inc. Obligated Group/NC)
Series 2017
5.00%, 10/01/30-10/01/36	$10,025	$10,059,285
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30 (b)	2,250	2,346,593
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37 (b)	1,735	1,805,042
Series 2017
5.00%, 9/01/46 (b)	1,000	1,022,740
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	5,534,950

		33,293,537

North Dakota - 0.7%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28 (a)(b)	7,725	7,404,335
5.375%, 9/15/38 (a)(b)	5,000	4,668,400
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/48-6/01/53	10,230	10,781,976

		22,854,711

Ohio - 2.9%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/41-2/15/46	10,000	10,939,360
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	21,875	20,315,094
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)	675	690,356
City of Chillicothe /OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37-12/01/47	7,500	8,172,669
County of Cuyahoga /OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	6,490	6,777,702
5.25%, 2/15/47	12,860	13,610,381
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (b)	2,300	2,303,864

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	$1,030	$1,048,591
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	2,415	2,395,318
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (b)	2,500	2,499,850
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (b)(c)(d)	5,440	5,358,400
Series 2009D
4.25%, 8/01/29 (b)	5,205	5,126,925
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	7,480	7,367,800
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	3,110	3,063,350
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,017,700

		90,687,360

Oklahoma - 0.0%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (b)	1,125	1,202,400

Oregon - 0.0%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19 (b)	145	147,406

Pennsylvania - 7.7%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/34-4/01/36	33,535	37,413,994
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	2,270	2,398,505
Altoona Area School District
BAM Series 2018
5.00%, 12/01/45	1,600	1,766,992

	Principal Amount (000)	U.S. $ Value
Beaver County Industrial Development Authority (FirstEnergy Generation LLC)
Series 2016B
4.25%, 10/01/47 (b)	$10,000	$9,850,000
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (b)	525	517,125
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,679,301
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/48	1,000	1,042,610
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/43	1,350	1,325,457
6.00%, 10/01/48	9,000	9,020,520
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.125%, 3/01/48 (a)(b)	1,050	1,054,116
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,284,948
Series 2017
5.00%, 8/01/29-8/01/31	12,110	13,908,403
AGM Series 2017A
5.00%, 8/01/33-8/01/34	13,000	14,572,370
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	5,851,956
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 7/01/38	1,120	1,244,958
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	10,000	10,140,700
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (b)	3,375	3,599,621
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (b)	180	183,677
Series 2012
5.25%, 1/01/41 (b)	1,000	1,015,290
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/35	4,000	4,619,480

	Principal Amount (000)	U.S. $ Value
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	$1,500	$1,539,735
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/35	3,600	4,086,180
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25 (Pre-refunded/ETM) (b)	200	225,830
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30 (b)	1,040	1,039,948
5.25%, 1/01/40 (b)	4,740	4,662,975
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (b)	5,135	5,352,262
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	275,187
Series 2016A
5.00%, 3/01/37	1,400	1,477,546
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,729,058
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,095,086
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32	1,000	1,128,570
Series 2017
5.00%, 5/01/41	1,000	1,106,520
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,373,960
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	14,227,721
Series 2018A
5.00%, 12/01/43	10,000	11,177,900

	Principal Amount (000)	U.S. $ Value
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/35	$1,000	$1,125,930
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/42	2,000	2,020,420
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	2,919,089
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,459,890
Series 2018A
5.00%, 9/01/34-9/01/38	4,000	4,461,350
Series 2018B
5.00%, 9/01/43	3,000	3,269,010
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (a)	12,110	12,157,526
Series 2016B
6.08%, 1/01/26 (a)	915	890,030
Series 2016C
Zero Coupon, 1/01/36 (a)	2,945	1,082,081
Series 2016D
Zero Coupon, 1/01/57 (a)	59,385	4,358,859
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,380,799
Union County Hospital Authority (Evangelical Community Hospital Obligated Group)
Series 2018
5.00%, 8/01/38-8/01/43	8,435	9,331,949

		243,445,434

Puerto Rico - 4.7%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23-7/01/24	4,105	2,314,194
Series 2006B
5.25%, 7/01/32 (c)(d)	1,280	721,600
Series 2008A
5.00%, 7/01/23	255	143,119
5.50%, 7/01/32 (b)	2,910	1,633,238
Series 2009C
6.00%, 7/01/39 (c)(d)	1,715	975,406
Series 2011A
5.75%, 7/01/24 (c)(d)	5,310	2,860,762
Series 2012A
5.125%, 7/01/37 (c)(d)	8,770	4,056,125
5.50%, 7/01/39 (c)(d)	9,375	4,335,937
5.75%, 7/01/28 (c)(d)	1,350	624,375
Series 2014A
8.00%, 7/01/35 (c)(d)	20,945	9,634,700

	Principal Amount (000)	U.S. $ Value
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (b)	$8,837	$6,356,966
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.125%, 7/01/24	2,955	2,829,413
Series 2012A
5.00%, 7/01/33	4,705	4,281,550
5.125%, 7/01/37	1,155	1,051,050
5.25%, 7/01/29-7/01/42	10,965	10,115,212
5.50%, 7/01/28	4,090	3,793,475
5.75%, 7/01/37	2,985	2,768,588
6.00%, 7/01/47	2,845	2,695,638
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (c)(d)	2,300	1,428,875
Series 2010C
5.00%, 7/01/21 (c)(d)	1,735	1,077,869
Series 2010DDD
5.00%, 7/01/21 (c)(d)	1,050	652,313
Series 2012A
5.00%, 7/01/42 (c)(d)	6,890	4,280,412
AGM Series 2007V
5.25%, 7/01/27-7/01/31	23,885	26,263,056
NATL Series 2007V
5.25%, 7/01/29	5,965	6,384,399
Puerto Rico Highway & Transportation Authority
NATL Series 2005L
5.25%, 7/01/35	7,045	7,422,964
NATL Series 2007
5.50%, 7/01/28	1,000	1,090,370
NATL Series 2007N
5.25%, 7/01/33	480	509,966
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	21,805	21,232,619
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	316,994
Puerto Rico Sales Tax Financing Corp.
Series 2007
5.25%, 8/02/57 (c)(d)	9,945	8,204,625
Series 2011C
5.00%, 8/01/21 (c)(d)	5,420	4,471,500
5.25%, 8/01/40 (c)(d)	4,200	3,465,000

		147,992,310

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	$3,150	$3,535,465
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease)
AGM Series 2017A
5.00%, 5/15/28-5/15/29	2,000	2,331,960

		5,867,425

South Carolina - 2.3%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43 (b)	1,000	988,840
5.125%, 5/01/48 (b)	1,000	999,170
South Carolina Public Service Authority
Series 2013A
5.00%, 12/01/38	575	605,648
Series 2013B
5.00%, 12/01/38	810	853,173
Series 2014A
5.00%, 12/01/49	11,820	12,381,214
Series 2014B
5.00%, 12/01/38	1,160	1,227,616
Series 2014C
5.00%, 12/01/36-12/01/46	3,495	3,689,681
Series 2015A
5.00%, 12/01/50	5,000	5,239,700
Series 2016A
5.00%, 12/01/34-12/01/36	4,815	5,272,380
Series 2016B
5.00%, 12/01/37-12/01/56	38,780	41,350,069

		72,607,491

South Dakota - 1.3%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	17,850	19,486,131
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/33-9/01/40	18,295	20,450,012

		39,936,143

Tennessee - 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	9,080	8,967,499
5.125%, 12/01/42 (a)(b)	11,900	11,572,155

	Principal Amount (000)	U.S. $ Value
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	$5,250	$5,541,480
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	5,040	5,019,134
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/40	2,435	2,666,471
Series 2017A
5.00%, 7/01/48	2,335	2,549,026
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42 (b)	1,000	1,018,630
5.375%, 12/01/47 (b)	800	816,960

		38,151,355

Texas - 6.5%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,693,822
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,370,302
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	3,500	3,709,790
Series 2016
5.00%, 1/01/33-1/01/40	6,855	7,586,886
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,281,304
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,204,985
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	15,355	16,749,080
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,201,085
Series 2018
5.00%, 7/15/28	22,975	26,303,158
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	551,709
Series 2013
6.00%, 8/15/43	1,000	1,106,100

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 8/15/34-8/15/36	$3,180	$3,616,274
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(b)	1,150	1,207,075
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,563,720
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,340,071
Grand Parkway Transportation Corp.
Series 2018
5.00%, 2/01/23	5,340	5,927,827
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	7,305	7,831,837
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (b)	8,315	8,342,689
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/37	1,380	1,363,688
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group)
Series 2018A
5.50%, 7/01/54 (b)	4,500	4,451,265
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (b)	1,700	1,772,046
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	4,940	5,238,475
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	290,231
North Texas Tollway Authority (North Texas Tollway System)
Series 2014B
5.00%, 1/01/31	8,975	10,018,344
Series 2015A
5.00%, 1/01/35	7,000	7,788,760
Series 2017B
5.00%, 1/01/33-1/01/43	7,400	8,256,238
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM) (b)	1,790	2,085,350

	Principal Amount (000)	U.S. $ Value
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (b)	$1,315	$1,473,458
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,795,001
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)(c)(d)(e)	2,180	697,600
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (b)(c)(d)(g)	200	158,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017A
6.625%, 11/15/37 (b)	2,500	2,717,700
Series 2017B-3
3.875%, 11/15/22 (b)	1,200	1,185,612
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48 (b)	8,465	8,890,239
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,089,680
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44 (b)(g)	5,025	4,522,500
Series 2009B
6.86% (Bond Buyer + 3.00%), 11/15/45 (b)(g)(m)	1,075	967,500
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	5,350	5,571,488
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	10,690	12,293,714
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,340,202

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$660	$699,613
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	207,582
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,108,500
Travis County Health Facilities Development Corp.
Series 2012A
7.00%, 1/01/32 (Pre-refunded/ETM) (b)	1,200	1,314,852
7.125%, 1/01/46 (Pre-refunded/ETM) (b)	2,430	2,668,237
Uptown Development Authority
Series 2017A
5.00%, 9/01/35	1,015	1,106,776
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM) (b)	75	89,233

		206,749,598

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (Pre-refunded/ETM) (b)	80	86,077
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	103,703

		189,780

Vermont - 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (a)	1,100	1,100,341
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (b)	200	206,454
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,701,180

		3,007,975

	Principal Amount (000)	U.S. $ Value
Virginia - 0.7%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)(b)	$1,000	$1,018,220
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,088,260
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (b)	1,030	1,043,957
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,032,946
Peninsula Town Center Community Development Authority
Series 2018
5.00%, 9/01/37-9/01/45 (a)(b)	3,490	3,619,513
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	7,490	7,067,639
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (a)	1,000	1,052,680
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (f)	550	618,855
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,822,294
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	2,250	2,402,572

		23,766,936

Washington - 1.7%
Kalispel Tribe of Indians
Series 2018A
5.25%, 1/01/38 (a)(b)	750	798,810
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/30 (b)	2,235	2,267,095
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/48	9,000	9,543,870
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,582,909

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/35	$2,350	$2,642,598
Series 2017B
5.00%, 7/01/34	1,855	2,098,153
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/33-8/15/37	18,005	19,704,405
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	3,550	3,781,886
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31-1/01/46 (a)	2,790	2,942,618
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	3,215	3,625,363

		52,987,707

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2013A
5.50%, 6/01/44	2,100	2,285,577

Wisconsin - 2.1%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,474,063
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group)
Series 2017
5.00%, 8/15/52	20,345	22,248,885
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	3,335	3,327,229
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,089,355
Series 2016D
4.05%, 11/01/30 (a)	720	718,632
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	2,650	2,799,807

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47 (a)	$3,225	$3,350,947
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (a)(b)	2,685	2,766,087
6.375%, 1/01/48 (a)(b)	11,595	11,866,787
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	7,885	8,190,386
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (a)	1,550	1,588,781
Wisconsin Public Finance Authority (Rose Villa Inc/OR)
Series 2014A
5.75%, 11/15/44 (a)(b)	1,000	1,052,530
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (a)	545	563,715

		65,037,204

Total Municipal Obligations (cost $3,019,868,280)		3,039,237,796

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (n)(o)(p) (cost $98,186,565)	98,186,565	98,186,565

	Principal Amount (000)
Corporates - Investment Grade - 0.2%
Industrial - 0.2%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 3/29/19 (b)(j)(q)	$4,965	4,965,000

Series 2018
8.00%, 3/29/19 (a)(b)	1,475	1,475,000

Total Corporates - Investment Grade (cost $6,440,000)		6,440,000

Total Short-Term Investments (cost $104,626,565)		104,626,565

U.S. $ Value
Total Investments - 99.5% (cost $3,124,494,845) (r)	$3,143,864,361
Other assets less liabilities - 0.5%	14,540,157

Net Assets - 100.0%	$3,158,404,518

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	49,697	8/31/20	2.235%	CPI	#	Maturity	$(690,178)
Barclays Bank PLC	USD	49,697	9/04/20	2.248%	CPI	#	Maturity	(690,295)
Barclays Bank PLC	USD	50,003	9/20/20	2.263%	CPI	#	Maturity	(688,963)
Barclays Bank PLC	USD	25,607	10/15/20	2.210%	CPI	#	Maturity	(312,504)
Barclays Bank PLC	USD	42,028	10/15/20	2.208%	CPI	#	Maturity	(510,839)
Citibank, NA	USD	30,570	10/17/20	2.220%	CPI	#	Maturity	(375,312)
JPMorgan Chase Bank, NA	USD	50,936	8/30/20	2.210%	CPI	#	Maturity	(679,702)

								$(3,947,793)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $241,320,181 or 7.6% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/47	9/07/12	$730,000	$543,850	0.02%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.37%, 07/01/41	9/04/14	2,222,471	2,023,500	0.06%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	11/22/13	1,973,785	28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 07/01/23	7/31/14	868,862	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	5/08/13	2,230,165	697,600	0.02%

(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	Illiquid security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46	12/18/15	$2,934,939	$2,375,346	0.08%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	6/15/16-1/12/18	4,965,000	4,965,000	0.16%

(k)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2019 and the aggregate market value of these securities amounted to $4,060,000 or 0.13% of net assets.

(l)	When-Issued or delayed delivery security.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Fair valued by the Adviser.
(r)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,333,418 and gross unrealized depreciation of investments was $(38,911,695), resulting in net unrealized appreciation of $15,421,723.

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
SD	-	School District
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Arizona	$	– 0	–	$31,515,821		$2,150,121	$33,665,942
California		–0	–	101,506,078		74,675,348	176,181,426
Colorado		–0	–	11,649,276		11,682,080	23,331,356
Florida		–0	–	116,226,955		18,835,373	135,062,328
Illinois		–0	–	312,409,513		17,559,262	329,968,775
Kentucky		–0	–	36,725,633		11,048,919	47,774,552
Louisiana		–0	–	59,463,629		2,267,479	61,731,108
Maryland		–0	–	7,194,378		3,241,680	10,436,058
Massachusetts		–0	–	20,931,148		13,272,029	34,203,177
Michigan		–0	–	115,643,289		13,748,716	129,392,005
Missouri		–0	–	19,687,649		16,030,176	35,717,825
Nevada		–0	–	40,972,538		3,892,339	44,864,877
New Jersey		–0	–	286,678,132		12,999,575	299,677,707
New York		–0	–	161,990,489		4,963,353	166,953,842
North Carolina		–0	–	22,016,872		11,276,665	33,293,537
North Dakota		–0	–	10,781,976		12,072,735	22,854,711
Ohio		–0	–	60,863,797		29,823,563	90,687,360
Oklahoma		–0	–	– 0	–	1,202,400	1,202,400
Oregon		–0	–	– 0	–	147,406	147,406

Pennsylvania	– 0	–	215,944,590		27,500,844		243,445,434
Puerto Rico	– 0	–	140,002,106		7,990,204		147,992,310
South Carolina	– 0	–	70,619,481		1,988,010		72,607,491
Tennessee	– 0	–	10,756,977		27,394,378		38,151,355
Texas	– 0	–	164,206,242		42,543,356		206,749,598
Utah	– 0	–	103,703		86,077		189,780
Vermont	– 0	–	2,801,521		206,454		3,007,975
Virginia	– 0	–	18,085,246		5,681,690		23,766,936
Washington	– 0	–	42,514,553		10,473,154		52,987,707
Wisconsin	– 0	–	37,834,185		27,203,019		65,037,204
Other	– 0	–	508,155,614		– 0	–	508,155,614
Short-Term Investments:
Investment Companies	98,186,565		– 0	–	– 0	–	98,186,565
Corporates - Investment Grade	– 0	–	– 0	–	6,440,000		6,440,000
Liabilities:
Floating Rate Notes (a)	(3,510,000)		– 0	–	– 0	–	(3,510,000)

Total Investments in Securities	94,676,565		2,627,281,391		418,396,405		3,140,354,361
Other Financial Instruments (b):
Liabilities:
Inflation (CPI) Swaps	– 0	–	(3,947,793)		– 0	–	(3,947,793)

Total (c)	$94,676,565		$2,623,333,598		$418,396,405		$3,136,406,568

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Corporates - Investment Grade			Total
Balance as of 4/30/18	$233,327,052		$4,965,000		$238,292,052
Accrued discounts/(premiums)	225,592		– 0	–	225,592
Realized gain (loss)	(168,305)		– 0	–	(168,305)
Change in unrealized appreciation/depreciation	(3,158,301)		– 0	–	(3,158,301)
Purchases	208,525,100		6,440,000		214,965,100
Sales	(39,995,857)		(4,965,000)		(44,960,857)
Transfers in to Level 3	15,242,046		– 0	–	15,242,046
Transfers out of Level 3	(2,040,922)		– 0	–	(2,040,922)

Balance as of 1/31/19	$411,956,405		$6,440,000		$418,396,405 (a)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(2,896,557)	$	– 0	–	$(2,896,557)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Investment Grade	$4,965,000	Market Approach	NAV Equivalent	$953.71/N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Recovery Rate in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2019 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$30,264	$532,075	$464,152	$98,187	$361

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 72.9%
Industrial - 39.3%
Basic - 1.5%
Dow Chemical Co. (The)
4.25%, 11/15/20	$627	$639,189
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	505	520,104
Glencore Funding LLC
3.00%, 10/27/22 (a)	225	218,491
Packaging Corp. of America
2.45%, 12/15/20	1,010	996,153

		2,373,937

Capital Goods - 4.5%
Caterpillar Financial Services Corp.
1.90%, 3/22/19	115	114,902
2.10%, 1/10/20	435	432,351
Series G
1.85%, 9/04/20	315	310,744
Emerson Electric Co.
5.00%, 4/15/19	504	506,016
General Dynamics Corp.
3.00%, 5/11/21	1,000	1,006,160
General Electric Co.
Series G
6.00%, 8/07/19	470	476,152
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	1,015	1,005,723
John Deere Capital Corp.
1.25%, 10/09/19	435	430,511
1.95%, 6/22/20	100	98,933
Northrop Grumman Corp.
2.08%, 10/15/20	1,000	988,450
Rockwell Collins, Inc.
1.95%, 7/15/19	830	826,531
United Technologies Corp.
1.50%, 11/01/19	525	519,435
4.50%, 4/15/20	300	305,454

		7,021,362

Communications - Media - 0.8%
21st Century Fox America, Inc.
4.50%, 2/15/21	105	108,196
Comcast Corp.
5.15%, 3/01/20	78	79,843
Omnicom Group, Inc./Omnicom Capital Inc.
3.625%, 5/01/22	1,000	1,004,320
Time Warner Cable LLC
4.00%, 9/01/21	5	5,034
8.75%, 2/14/19	40	40,068

		1,237,461

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.8%
AT&T, Inc.
3.956% (LIBOR 3 Month + 1.18%), 6/12/24 (b)	$610	$603,687
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	560	554,540
Telefonica Emisiones SA
5.462%, 2/16/21	45	46,821

		1,205,048

Consumer Cyclical - Automotive - 4.2%
BMW US Capital LLC
3.40%, 8/13/21 (a)	1,065	1,070,282
Daimler Finance North America LLC
2.45%, 5/18/20 (a)	1,000	991,180
Ford Motor Credit Co. LLC
2.425%, 6/12/20	400	390,644
3.219%, 1/09/22	200	189,414
3.336%, 3/18/21	325	315,750
5.875%, 8/02/21	210	215,147
General Motors Co.
3.389% (LIBOR 3 Month + 0.80%), 8/07/20 (b)	125	123,929
General Motors Financial Co., Inc.
2.40%, 5/09/19	315	314,550
2.45%, 11/06/20	220	215,294
3.15%, 1/15/20	100	99,926
Harley-Davidson Financial Services, Inc.
3.55%, 5/21/21 (a)	1,025	1,020,172
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	560	554,210
2.15%, 9/28/20 (a)	455	444,899
Toyota Motor Credit Corp.
Series G
2.20%, 1/10/20	500	497,430

		6,442,827

Consumer Cyclical - Other - 1.4%
DR Horton, Inc.
2.55%, 12/01/20	1,000	982,790
Marriott International, Inc./MD
Series Y
3.229% (LIBOR 3 Month + 0.60%), 12/01/20 (b)	1,110	1,114,718

		2,097,508

Consumer Cyclical - Restaurants - 0.3%
Starbucks Corp.
2.20%, 11/22/20	477	471,872

Consumer Cyclical - Retailers - 1.4%
Home Depot, Inc. (The)
3.25%, 3/01/22	1,115	1,133,888
Walmart, Inc.
3.125%, 6/23/21	1,015	1,027,434

		2,161,322

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 13.1%
AbbVie, Inc.
2.50%, 5/14/20	$17	$16,886
3.375%, 11/14/21	1,000	1,006,850
Allergan Funding SCS
3.00%, 3/12/20	610	609,530
Altria Group, Inc.
2.625%, 1/14/20	120	119,538
4.75%, 5/05/21	1,000	1,032,150
Amgen, Inc.
5.70%, 2/01/19	790	790,000
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	283	281,503
Archer-Daniels-Midland Co.
3.375%, 3/15/22	1,110	1,121,977
Baxalta, Inc.
3.60%, 6/23/22	23	22,924
Becton Dickinson and Co.
2.133%, 6/06/19	100	99,681
2.675%, 12/15/19	783	778,748
Biogen, Inc.
3.625%, 9/15/22	54	54,934
Celgene Corp.
2.875%, 2/19/21	480	477,590
Cigna Corp.
3.40%, 9/17/21 (a)	1,015	1,019,141
Conagra Brands, Inc.
3.297% (LIBOR 3 Month + 0.50%), 10/09/20 (b)	1,000 990,470
Constellation Brands, Inc.
2.00%, 11/07/19	1,055	1,047,235
CVS Health Corp.
2.125%, 6/01/21	400	390,248
3.35%, 3/09/21	753	756,185
Gilead Sciences, Inc.
2.55%, 9/01/20	1,000	995,150
Kellogg Co.
3.25%, 5/14/21	1,000	1,005,290
Kraft Heinz Foods Co.
2.80%, 7/02/20	95	94,704
Kroger Co. (The)
6.15%, 1/15/20	150	154,332
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	427,764
Medtronic, Inc.
3.15%, 3/15/22	100	100,848
Molson Coors Brewing Co.
1.45%, 7/15/19	456	452,083
2.25%, 3/15/20	375	371,014
Mylan NV
2.50%, 6/07/19	366	364,898
PepsiCo, Inc.
2.00%, 4/15/21	1,000	985,100

	Principal Amount (000)	U.S. $ Value
Philip Morris International, Inc.
1.875%, 11/01/19	$1,055	$1,047,246
Reynolds American, Inc.
4.00%, 6/12/22	100	101,217
6.875%, 5/01/20	1,000	1,043,080
Stryker Corp.
2.00%, 3/08/19	560	559,670
Tyson Foods, Inc.
2.25%, 8/23/21	210	204,727
2.65%, 8/15/19	158	157,709
3.288% (LIBOR 3 Month + 0.55%), 6/02/20 (b)	475 473,698
4.50%, 6/15/22	30	31,064
Zimmer Biomet Holdings, Inc.
3.554% (LIBOR 3 Month + 0.75%), 3/19/21 (b)	1,055	1,050,812

		20,235,996

Energy - 5.5%
BP Capital Markets PLC
1.676%, 5/03/19	565	563,548
1.768%, 9/19/19	350	347,690
Devon Energy Corp.
4.00%, 7/15/21	1,100	1,111,616
Energy Transfer Operating LP
4.65%, 6/01/21	10	10,211
Enterprise Products Operating LLC
2.85%, 4/15/21	410	408,372
5.20%, 9/01/20	55	56,830
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	385	385,000
3.95%, 9/01/22	99	100,370
4.15%, 3/01/22	37	37,709
5.30%, 9/15/20	5	5,158
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	434,987
Marathon Petroleum Corp.
5.125%, 3/01/21	48	49,795
ONEOK, Inc.
4.25%, 2/01/22	1,092	1,109,341
Phillips 66
4.30%, 4/01/22	90	93,305
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	1,000	983,090
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	85	84,719
Shell International Finance BV
1.375%, 9/12/19	560	555,526
TransCanada PipeLines Ltd.
9.875%, 1/01/21	1,000	1,115,330
Williams Cos., Inc. (The)
4.125%, 11/15/20	1,119	1,131,992

		8,584,589

	Principal Amount (000)	U.S. $ Value
Services - 0.5%
eBay, Inc.
2.15%, 6/05/20	$830	$820,082

Technology - 3.5%
Analog Devices, Inc.
2.95%, 1/12/21	1,055	1,050,442
Baidu, Inc.
2.875%, 7/06/22	375	365,524
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 1/15/21	200	195,082
2.375%, 1/15/20	795	788,743
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	605	601,085
3.60%, 10/15/20	75	75,460
IBM Credit LLC
3.60%, 11/30/21	1,105	1,119,741
Lam Research Corp.
2.80%, 6/15/21	483	480,368
VMware, Inc.
2.30%, 8/21/20	800	787,496

		5,463,941

Transportation - Railroads - 0.7%
Union Pacific Corp.
3.20%, 6/08/21	1,040	1,049,568

Transportation - Services - 1.1%
Ryder System, Inc.
3.45%, 11/15/21	500	501,455
3.50%, 6/01/21	100	100,317
United Parcel Service, Inc.
2.05%, 4/01/21	1,050	1,033,232

		1,635,004

		60,800,517

Financial Institutions - 28.9%
Banking - 22.6%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	495	491,540
American Express Co.
2.20%, 10/30/20	200	197,648
American Express Credit Corp.
2.375%, 5/26/20	1,500	1,491,150
Bank of America Corp.
3.124%, 1/20/23	135	134,463
3.472% (LIBOR 3 Month + 0.65%), 6/25/22 (b)	785	784,914
5.00%, 5/13/21	30	31,246
5.875%, 1/05/21	40	42,192
Series G
2.369%, 7/21/21	500	494,955
Bank of Nova Scotia (The)
4.375%, 1/13/21	1,000	1,025,970
BB&T Corp.
2.15%, 2/01/21	200	197,108
3.20%, 9/03/21	830	836,242

	Principal Amount (000)	U.S. $ Value
BNP Paribas SA
2.375%, 5/21/20	$1,000	$992,820
BPCE SA
2.65%, 2/03/21	1,000	987,720
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	1,000	986,220
Capital One Financial Corp.
2.40%, 10/30/20	220	217,279
2.45%, 4/24/19	140	139,887
2.50%, 5/12/20	230	228,319
4.75%, 7/15/21	20	20,662
Capital One NA
1.85%, 9/13/19	425	422,161
Citibank NA
2.125%, 10/20/20	300	295,839
3.40%, 7/23/21	1,115	1,124,678
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,000	992,690
Danske Bank A/S
2.80%, 3/10/21 (a)	1,070	1,044,363
Discover Bank
3.10%, 6/04/20	255	254,271
Fifth Third Bancorp
3.50%, 3/15/22	53	53,312
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20	1,750	1,725,867
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	48	46,890
2.60%, 4/23/20	200	199,202
3.00%, 4/26/22	1,050	1,038,723
5.75%, 1/24/22	195	209,087
Series D
6.00%, 6/15/20	40	41,566
HSBC Bank USA NA
4.875%, 8/24/20	1,000	1,022,500
HSBC Holdings PLC
4.00%, 3/30/22	150	153,941
5.10%, 4/05/21	65	67,763
JPMorgan Chase & Co.
2.20%, 10/22/19	250	248,917
2.40%, 6/07/21	225	221,976
4.40%, 7/22/20	365	372,304
4.50%, 1/24/22	95	98,916
6.30%, 4/23/19	535	539,210
KeyBank NA/Cleveland OH
3.35%, 6/15/21	1,020	1,026,824
Lloyds Banking Group PLC
3.10%, 7/06/21	585	578,711
Manufacturers & Traders Trust Co.
2.05%, 8/17/20	355	350,151
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	213,835
3.535%, 7/26/21	850	855,729
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	220	216,920
Morgan Stanley
5.625%, 9/23/19	350	355,813

	Principal Amount (000)	U.S. $ Value
Series G
2.45%, 2/01/19	$900	$900,000
5.50%, 7/28/21	102	107,791
PNC Bank NA
2.30%, 6/01/20	250	247,977
2.45%, 11/05/20	250	247,745
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20	30	30,644
Regions Bank/Birmingham AL
3.374%, 8/13/21	1,165	1,164,953
Royal Bank of Canada
2.15%, 10/26/20	1,025	1,012,351
Santander UK PLC
3.40%, 6/01/21	1,025	1,025,953
SunTrust Bank/Atlanta GA
3.525%, 10/26/21	1,125	1,129,736
Synchrony Bank
3.65%, 5/24/21	1,025	1,021,095
Toronto-Dominion Bank (The)
3.25%, 6/11/21	1,040	1,047,800
US Bank NA/Cincinnati OH
2.05%, 10/23/20	440	434,249
3.15%, 4/26/21	550	552,387
Wells Fargo Bank NA
2.60%, 1/15/21	325	322,572
3.325%, 7/23/21	1,185	1,188,247
Westpac Banking Corp.
2.15%, 3/06/20	388	384,791
Zions Bancorp NA
3.50%, 8/27/21	1,055	1,055,622

		34,946,407

Finance - 1.4%
AIG Global Funding
2.15%, 7/02/20 (a)	560	552,558
3.35%, 6/25/21 (a)	600	601,722
Air Lease Corp.
2.50%, 3/01/21	1,015	992,731

		2,147,011

Insurance - 2.8%
Anthem, Inc.
2.50%, 11/21/20	1,070	1,059,525
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	3	3,085
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	520	513,396
New York Life Global Funding
1.95%, 9/28/20 (a)	1,000	985,780
Pricoa Global Funding I
1.45%, 9/13/19 (a)	560	554,338
Prudential Financial, Inc.
4.50%, 11/15/20	85	87,067
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	105	104,846

	Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
1.95%, 10/15/20	$465	$458,848
3.15%, 6/15/21	555	559,656

		4,326,541

Other Finance - 0.8%
Enterprise Community Loan Fund, Inc.
Series 2018
3.685%, 11/01/23	1,180	1,190,962

REITS - 1.3%
American Tower Corp.
2.80%, 6/01/20	440	438,328
3.40%, 2/15/19	1,000	1,000,000
Healthcare Trust of America Holdings LP
2.95%, 7/01/22	110	107,254
Simon Property Group LP
2.50%, 9/01/20	560	556,685

		2,102,267

		44,713,188

Utility - 4.7%
Electric - 4.7%
American Electric Power Co., Inc.
2.15%, 11/13/20	1,050	1,038,481
Berkshire Hathaway Energy Co.
2.375%, 1/15/21	650	645,691
Dominion Energy, Inc.
Series B
1.60%, 8/15/19	565	560,457
Duke Energy Florida LLC
2.10%, 12/15/19	500	497,760
Edison International
2.125%, 4/15/20	555	537,157
Entergy Corp.
4.00%, 7/15/22	78	78,608
Exelon Corp.
2.45%, 4/15/21	548	537,237
2.85%, 6/15/20	145	144,127
Exelon Generation Co. LLC
2.95%, 1/15/20	604	602,514
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	560	559,933
2.90%, 3/15/21	453	452,325
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23	600	585,294
Pinnacle West Capital Corp.
2.25%, 11/30/20	1,000	982,930
TECO Finance, Inc.
5.15%, 3/15/20	10	10,205

		7,232,719

Total Corporates - Investment Grade (cost $113,154,285)	112,746,424

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 12.9%
Autos - Fixed Rate - 6.3%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	$1,000	$995,006
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20	247	246,790
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	31	30,831
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	1,350	1,333,919
Exeter Automobile Receivables Trust
Series 2017-2A, Class A
2.11%, 6/15/21 (a)	6	5,528
Fifth Third Auto Trust
Series 2017-1, Class A2A
1.59%, 4/15/20	25	25,181
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (a)	29	29,119
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	268	266,705
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22	94	93,164
Series 2017-1, Class A1
2.07%, 5/15/22	175	173,146
Series 2017-2, Class A1
2.16%, 9/15/22	1,000	986,728
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3
2.01%, 11/20/20	1,000	993,925
GM Financial Consumer Automobile
Receivables Trust
Series 2017-3A, Class A3
1.97%, 5/16/22 (a)	1,350	1,336,533
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (a)	100	99,728
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	1,100	1,098,545
Honda Auto Receivables Owner Trust
Series 2017-3, Class A4
1.98%, 11/20/23	400	393,553
Nissan Auto Lease Trust
Series 2017-B, Class A2A
1.83%, 12/16/19	678	676,131

	Principal Amount (000)	U.S. $ Value
USAA Auto Owner Trust
Series 2017-1, Class A4
1.88%, 9/15/22	$1,000	$986,290

		9,770,822

Credit Cards - Fixed Rate - 3.9%
Cabela’s Credit Card Master Note Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)	120	118,091
Chase Issuance Trust
Series 2014-A2, Class A2
2.77%, 3/15/23	105	105,115
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	2,084	2,081,890
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23	1,000	994,997
Series 2017-C, Class A
2.31%, 8/15/24	1,400	1,382,064
Series 2018-B, Class A
3.46%, 7/15/25	1,350	1,364,519

		6,046,676

Other ABS - Fixed Rate - 2.7%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	311	310,352
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(c)	67	66,332
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)	72	71,997
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)	368	366,972
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)	1,000	989,940
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(c)	1,000	1,011,066
Verizon Owner Trust
Series 2017-3A, Class A1A
2.06%, 4/20/22 (a)(c)	1,260	1,247,192

		4,063,851

Total Asset-Backed Securities (cost $19,992,857)	19,881,349

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Non-Agency Floating Rate CMBS - 2.9%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.509% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(c)	$1,000	$999,662
BX Trust
Series 2017-IMC, Class A
3.559% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(b)	1,000	994,021
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(b)	1,000	992,229
Invitation Homes Trust
Series 2018-SFR4, Class A
3.608% (LIBOR 1 Month + 1.10%), 1/17/38 (a)(b)	354	353,790
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.729% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	996	986,801
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.859% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(b)	128	128,119

		4,454,622

Non-Agency Fixed Rate CMBS - 1.7%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	947	942,448
Commercial Mortgage Trust
Series 2014-LC15, Class A2
2.84%, 4/10/47	380	379,394
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	493	482,417
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class AS
3.353%, 12/15/47 (a)	750	748,426
Series 2013-C13, Class A2
2.665%, 1/15/46	10	10,356
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)	100	97,474

		2,660,515

Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1
1.603%, 1/25/22	84	82,389

	Principal Amount (000)	U.S. $ Value
Series K025, Class A1
1.875%, 4/25/22	$134	$132,218

		214,607

Total Commercial Mortgage-Backed Securities (cost $7,374,787)		7,329,744

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Risk Share Floating Rate - 2.2%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(b)	800	797,338
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.91% (LIBOR 1 Month + 4.40%), 1/25/24 (b)	750	837,580
Series 2016-C01, Class 1M2
9.26% (LIBOR 1 Month + 6.75%), 8/25/28 (b)	560	654,993
Series 2016-C02, Class 1M1
4.66% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	49	48,555
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (b)	750	860,093
Series 2016-C03, Class 1M1
4.51% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	224	225,796

		3,424,355

Agency Fixed Rate - 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	330	318,244
Series 4459, Class CA
5.00%, 12/15/34	83	86,686

		404,930

Total Collateralized Mortgage Obligations (cost $3,856,707)		3,829,285

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 2.0%
United States - 2.0%
Chicago Housing Authority
Series 2018B
3.324%, 1/01/22	1,000	1,012,040
Regional Transportation Authority
Series 2018A
3.013%, 5/29/20	1,000	1,000,560
State of Connecticut
Series 2018A
3.75%, 9/15/20	1,100	1,109,416

Total Local Governments - US Municipal Bonds (cost $3,110,278)		3,122,016

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES – 0.6%
United States - 0.6%
U.S. Treasury Notes
2.00%, 2/28/21
(cost $918,786)	$935	$926,088

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 3.8%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 2.35% (d)(e)(f)
(cost $5,810,922)	5,810,922	5,810,922

	Principal Amount (000)
Short-Term Municipal Notes - 0.3%
California - 0.3%
County of Tulare CA
Series 2018
2.691%, 6/01/19
(cost $500,000)	$500	499,825

Total Short-Term Investments (cost $6,310,922)		6,310,747

Total Investments - 99.7% (cost $154,718,622) (g)		154,145,653
Other assets less liabilities - 0.3%		540,109

Net Assets - 100.0%		$154,685,762

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	14,000	3/15/20	3 Month LIBOR	2.588%	Quarterly/Semi-Annual	$70,137
USD	6,270	6/15/20	3 Month LIBOR	2.820%	Quarterly/Semi-Annual	12,003
USD	11,250	12/06/20	3 Month LIBOR	2.985%	Quarterly/Semi-Annual	75,876

						$158,016

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	4.47%	USD	1,560	$114,972	$142,949	$(27,977)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	59	(7,776)	(8,253)	477
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	32	(4,217)	(3,260)	(957)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	224	(29,505)	(23,059)	(6,446)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	18	(2,373)	(1,851)	(522)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	335	(44,153)	(33,599)	(10,554)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	291	(38,354)	(28,329)	(10,025)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,716	(226,169)	(266,535)	40,366

						$(237,575)	$(221,937)	$(15,638)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $27,438,922 or 17.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.

(g)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $545,235 and gross unrealized depreciation of investments was $(975,826), resulting in net unrealized depreciation of $(430,591).

Glossary:

ABS	-	Asset-Backed Securities
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi- Sector Income Shares

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$112,746,424		$	– 0	–	$112,746,424
Asset-Backed Securities		– 0	–	16,127,850			3,753,499		19,881,349
Commercial Mortgage-Backed Securities		– 0	–	6,330,082			999,662		7,329,744
Collateralized Mortgage Obligations		– 0	–	3,829,285			– 0	–	3,829,285
Local Governments - US Municipal Bonds		– 0	–	3,122,016			– 0	–	3,122,016
Governments - Treasuries		– 0	–	926,088			– 0	–	926,088
Short-Term Investments:
Investment Companies		5,810,922		– 0	–		– 0	–	5,810,922
Short-Term Municipal Notes		– 0	–	499,825			– 0	–	499,825

Total Investments in Securities		5,810,922		143,581,570			4,753,161		154,145,653
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	158,016			– 0	–	158,016
Credit Default Swaps		– 0	–	114,972			– 0	–	114,972
Liabilities:
Credit Default Swaps		– 0	–	(352,547)			– 0	–	(352,547)

Total (b)		$5,810,922		$143,502,011			$4,753,161		$154,066,094

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities		Commercial Mortgage Backed Securities		Total
Balance as of 4/30/18	$2,972,277		$1,003,944		$3,976,221
Accrued discounts/(premiums)	105		– 0	–	105
Realized gain (loss)	281		– 0	–	281
Change in unrealized appreciation/depreciation	24,949		(4,282)		20,667
Purchases	999,899		– 0	–	999,899
Sales	(244,012)		– 0	–	(244,012)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/19	$3,753,499		$999,662		$4,753,161

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$24,949		$(4,282)		$20,667

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee he pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2019 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$748	$61,478	$56,415	$5,811	$27

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019